PGIM Total Return Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PGIM Total Return Bond ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	2.65%	7.65%	(14.82%)